Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 45,631	$ 159,908
Accrued bonuses		409,706
Accrued payroll taxes	12,143	14,000
Accrued liabilities	63,120	121,991
Current accounts payable and accrued liabilities	$ 120,894	$ 705,605